Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities [Table Text Block]
	2016	2015

Notes payable	$30,135	$24,626,954
Trade payables	17,869,460	6,658,065
Accruals	432,030	358,747
Other taxes payable	1,367,037	2,364,945
Other payables	1,495,737	11,270,658
	$21,194,399	$45,279,369